Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance measures. For information about how our Compensation Committee seeks to align executive compensation with the Company’s performance, see “Compensation discussion and analysis” on page 36. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.
Pay versus performance table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in Millions)	Company Selected Measure (Adjusted EPS) (5)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)

2025	$79,923,350	$116,091,264	$7,586,118	$7,088,135	$126.05	$156.63	$6,721	$22.87

2024	$30,449,599	$29,595,626	$10,933,925	$10,458,486	$112.77	$135.34	$6,338	$21.86

2023	$18,976,669	$9,231,815	$5,527,624	$2,788,969	$114.74	$128.02	$5,955	$21.55

2022	$28,208,909	$(4,695,030)	$5,944,038	$(639,700)	$118.73	$121.83	$6,960	$23.24

2021	$21,234,358	$65,926,795	$8,235,368	$23,903,448	$143.54	$125.13	$7,728	$25.13

(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

(2)
The CEO was Mr. Casper for all years in the table. The other NEOs were Messrs Williamson, Lagarde and Pettiti (all years), Mr. Lowery (2024 and 2025), Lisa Britt (2023), Michael Boxer (2022), and Mark Stevenson (2021).

(3)	For the relevant fiscal year, represents the cumulative TSR of the Company for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.

(4)
For the relevant fiscal year, represents the cumulative TSR of a weighted blend (80/20, respectively) of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Industrial Indices, our published industry index for purposes of disclosure under Item 201(e) of Regulation
S-K,
for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.

(5)	Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.

Adjustments	CEO
	2025	2024	2023	2022	2021

Total Compensation from Summary Compensation Table (“SCT”)	$79,923,350	$30,449,599	$18,976,669	$28,208,909	$21,234,358

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(73,681,588)	$(22,665,535)	$(13,893,334)	$(20,198,218)	$(12,551,562)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$111,575,220	$17,596,455	$6,817,181	$13,253,670	$26,760,316

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(1,479,521)	$(1,146,029)	$(2,341,587)	$(15,113,021)	$32,315,930

Addition: Vesting date fair value of awards granted and vesting during such year	$—	$—	$408,893	$399,670	$762,602

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(246,197)	$5,361,136	$(736,007)	$(11,246,041)	$(2,594,849)

Compensation Actually Paid (as calculated)	$116,091,264	$29,595,626	$9,231,815	$(4,695,030)	$65,926,795

Adjustments	Other NEO’s**
	2025	2024	2023	2022	2021

Total Compensation from SCT	$7,586,118	$10,933,925	$5,527,624	$5,944,038	$8,235,368

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(5,129,831)	$(8,103,866)	$(3,748,831)	$(3,416,337)	$(5,251,850)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$5,206,696	$6,107,964	$1,839,348	$3,626,807	$10,357,430

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(619,947)	$(395,477)	$(688,989)	$(4,391,710)	$10,136,736

Addition: Vesting date fair value of awards granted and vesting during such year	$137,127	$181,489	$110,537	$109,219	$269,259

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(92,028)	$1,734,451	$(250,720)	$(2,511,717)	$156,505

Compensation Actually Paid (as calculated)	$7,088,135	$10,458,486	$2,788,969	$(639,700)	$23,903,448

*
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

**	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The other NEOs were Messrs Williamson, Lagarde and Pettiti (all years), Mr. Lowery (2024 and 2025), Lisa Britt (2023), Michael Boxer (2022), and Mark Stevenson (2021).
Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR of a weighted blend (80/20, respectively) of the Standard & Poor’s 500 Healthcare and Standard & Poor’s 500 Industrial Indices, our published industry index for purposes of disclosure under Item 201(e) of Regulation
S-K,
	for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021, respectively.
PEO Total Compensation Amount	$ 79,923,350	$ 30,449,599	$ 18,976,669	$ 28,208,909	$ 21,234,358
PEO Actually Paid Compensation Amount	$ 116,091,264	29,595,626	9,231,815	(4,695,030)	65,926,795
Adjustment To PEO Compensation, Footnote
(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

Adjustments	CEO
	2025	2024	2023	2022	2021

Total Compensation from Summary Compensation Table (“SCT”)	$79,923,350	$30,449,599	$18,976,669	$28,208,909	$21,234,358

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(73,681,588)	$(22,665,535)	$(13,893,334)	$(20,198,218)	$(12,551,562)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$111,575,220	$17,596,455	$6,817,181	$13,253,670	$26,760,316

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(1,479,521)	$(1,146,029)	$(2,341,587)	$(15,113,021)	$32,315,930

Addition: Vesting date fair value of awards granted and vesting during such year	$—	$—	$408,893	$399,670	$762,602

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(246,197)	$5,361,136	$(736,007)	$(11,246,041)	$(2,594,849)

Compensation Actually Paid (as calculated)	$116,091,264	$29,595,626	$9,231,815	$(4,695,030)	$65,926,795

Adjustments	Other NEO’s**
	2025	2024	2023	2022	2021

Total Compensation from SCT	$7,586,118	$10,933,925	$5,527,624	$5,944,038	$8,235,368

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(5,129,831)	$(8,103,866)	$(3,748,831)	$(3,416,337)	$(5,251,850)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$5,206,696	$6,107,964	$1,839,348	$3,626,807	$10,357,430

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(619,947)	$(395,477)	$(688,989)	$(4,391,710)	$10,136,736

Addition: Vesting date fair value of awards granted and vesting during such year	$137,127	$181,489	$110,537	$109,219	$269,259

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(92,028)	$1,734,451	$(250,720)	$(2,511,717)	$156,505

Compensation Actually Paid (as calculated)	$7,088,135	$10,458,486	$2,788,969	$(639,700)	$23,903,448

*
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

**	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

Non-PEO NEO Average Total Compensation Amount	$ 7,586,118	10,933,925	5,527,624	5,944,038	8,235,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,088,135	10,458,486	2,788,969	(639,700)	23,903,448
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Represents the amount of “Compensation Actually Paid” or “CAP” as computed per SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the applicable individual(s) during the applicable year. The following table summarizes the adjustments made to total compensation in accordance with Item 402(v) of Regulation
S-K
in order to determine the compensation amounts shown in the table above as being “Compensation Actually Paid”.

Adjustments	CEO
	2025	2024	2023	2022	2021

Total Compensation from Summary Compensation Table (“SCT”)	$79,923,350	$30,449,599	$18,976,669	$28,208,909	$21,234,358

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(73,681,588)	$(22,665,535)	$(13,893,334)	$(20,198,218)	$(12,551,562)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$111,575,220	$17,596,455	$6,817,181	$13,253,670	$26,760,316

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(1,479,521)	$(1,146,029)	$(2,341,587)	$(15,113,021)	$32,315,930

Addition: Vesting date fair value of awards granted and vesting during such year	$—	$—	$408,893	$399,670	$762,602

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(246,197)	$5,361,136	$(736,007)	$(11,246,041)	$(2,594,849)

Compensation Actually Paid (as calculated)	$116,091,264	$29,595,626	$9,231,815	$(4,695,030)	$65,926,795

Adjustments	Other NEO’s**
	2025	2024	2023	2022	2021

Total Compensation from SCT	$7,586,118	$10,933,925	$5,527,624	$5,944,038	$8,235,368

Adjustments for stock and option awards*

(Subtraction): SCT amounts	$(5,129,831)	$(8,103,866)	$(3,748,831)	$(3,416,337)	$(5,251,850)

Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$5,206,696	$6,107,964	$1,839,348	$3,626,807	$10,357,430

Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	$(619,947)	$(395,477)	$(688,989)	$(4,391,710)	$10,136,736

Addition: Vesting date fair value of awards granted and vesting during such year	$137,127	$181,489	$110,537	$109,219	$269,259

Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	$(92,028)	$1,734,451	$(250,720)	$(2,511,717)	$156,505

Compensation Actually Paid (as calculated)	$7,088,135	$10,458,486	$2,788,969	$(639,700)	$23,903,448

*
Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted stock unit grant date fair values are calculated using the stock price and performance accrual modifiers, where relevant, as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of the applicable year end and as of the date of vest. Time-based restricted stock unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of the applicable year end and as of each date of vest.

**	Amounts presented are averages for the entire group of NEOs (excluding our CEO).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Measures linking pay and performance
As described in greater detail in “Compensation discussion and analysis,” our approach to executive compensation is designed to provide a market-competitive total compensation program that directly links pay to performance, promotes the achievement of key strategic and financial performance, motivates long-term value creation, aligns executive officers’ interests with those of our shareholders, and attracts and retains the best possible executive talent. The most important financial measures used by the Company to link Compensation Actually Paid (as defined by SEC rules) to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
Most important performance measures
Organic Revenue Growth*
Adjusted Net Income*
Adjusted EPS*
Free Cash Flow*
Total Shareholder Return
*
These measures are
non-GAAP
measures. Appendix A to this Proxy Statement defines these and other non-GAAP
financial measures and reconciles them to the most directly comparable historical GAAP financial measures.

Total Shareholder Return Amount	$ 126.05	112.77	114.74	118.73	143.54
Peer Group Total Shareholder Return Amount	156.63	135.34	128.02	121.83	125.13
Net Income (Loss)	$ 6,721,000,000	$ 6,338,000,000	$ 5,955,000,000	$ 6,960,000,000	$ 7,728,000,000
Company Selected Measure Amount	22.87	21.86	21.55	23.24	25.13
PEO Name	Mr. Casper
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP measure. Appendix A to this Proxy Statement defines this and other non-GAAP financial measures.
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (73,681,588)	$ (22,665,535)	$ (13,893,334)	$ (20,198,218)	$ (12,551,562)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,575,220	17,596,455	6,817,181	13,253,670	26,760,316
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,479,521)	(1,146,029)	(2,341,587)	(15,113,021)	32,315,930
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	408,893	399,670	762,602
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(246,197)	5,361,136	(736,007)	(11,246,041)	(2,594,849)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,129,831)	(8,103,866)	(3,748,831)	(3,416,337)	(5,251,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,206,696	6,107,964	1,839,348	3,626,807	10,357,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(619,947)	(395,477)	(688,989)	(4,391,710)	10,136,736
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,127	181,489	110,537	109,219	269,259
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (92,028)	$ 1,734,451	$ (250,720)	$ (2,511,717)	$ 156,505